Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000117741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000117741 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000117741 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000117741 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[1]
C000117741 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[1]
C000117741 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[1]
C000117741 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[1]
C000117741 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[1]
C000117741 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[1]
C000117741 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000117741 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
C000117741 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
C000117741 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000126621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000126621 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000126621 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000126621 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[2]
C000126621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[2]
C000126621 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000126621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000126621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000126621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000126621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000126621 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000126621 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[2]
C000126621 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
C000126621 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000126621 [Member] | Affiliated Equity Registered Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%	[2]
C000130259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000130259 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000130259 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000130259 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[3]
C000130259 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[3]
C000130259 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[3]
C000130259 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[3]
C000130259 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[3]
C000130259 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[3]
C000130259 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000130259 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[3]
C000130259 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000130259 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000153419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000153419 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000153419 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000153419 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[4]
C000153419 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000153419 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000153419 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000153419 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000153419 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000153419 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000153419 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[4]
C000153419 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000153419 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[4]
C000153419 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
C000153419 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[4]
C000153419 [Member] | Affiliated Equity Registered Investment Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%	[4]
C000197763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000197763 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000197763 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000197763 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[5]
C000197763 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000197763 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000197763 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000197763 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000197763 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000197763 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000197763 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[5]
C000197763 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000197763 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[5]
C000197763 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[5]
C000197763 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[5]
C000197763 [Member] | Affiliated Equity Registered Investment Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%	[5]
C000153420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000153420 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153420 [Member] | Affiliated Equity Registered Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000153420 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000162939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000162939 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000162939 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000162939 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000162939 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000162939 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000162939 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000162939 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000162939 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000162939 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000162939 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162939 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162939 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000162939 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176940 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176940 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000176940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000176940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000176940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000176940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000176940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000176940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176940 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)

[1]	Sector Allocation is of long positions only and does not include the underlying referenced securities that are held via swap (both long and short).
[2]	Sector Allocation is of long positions only and does not include the underlying referenced securities that are held via swap (both long and short).
[3]	Sector Allocation is of long positions only and does not include the underlying referenced securities that are held via swap (both long and short).
[4]	Sector Allocation is of long positions only and does not include the underlying referenced securities that are held via swap (both long and short).
[5]	Sector Allocation is of long positions only and does not include the underlying referenced securities that are held via swap (both long and short).